Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Government Grants [Abstract]
Summary of Details of government grants

Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2023		December 31, 2022
Grants	Government Entity	Non-current liability	Current liability	Non-current liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	701	88	591	287
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	118	31	228	57
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	13	7	—	28
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	475	7	404	102
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	389	49	392	98
Coldpost	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	—	—	—	12
Cupons Industria	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	—	—	—	—
Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	62	9	63	16
Electrolinera	Instituto para la Diversificación y Ahorro de la Energía (IDAE)	421	—	337	83
Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	110	37	183	—
Hermes Estudios	Ministerio de Industria, Comercio y Turismo	692	223	—	—
Hermes Viabilidad	Ministerio de Industria, Comercio y Turismo	1,505	51	—	—
Hermes Formación	Ministerio de Industria, Comercio y Turismo	233	49	—	—
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	47	—	—	—
Torres Quevedo	Agencia Estatal de Investigación	83	—	—	—
V2BUILD	Innovate UK - UKRI	—	—	—	25
Total		4,849	551	2,198	708